Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings/(Loss) per Share

Numerator:	December 31, 2019	December 31, 2018	December 31, 2017
Net income/(loss) attributable to common shareholders	$36,757	$(60,426)	$(77,328)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(19,190)	12,110	—
Net income/(loss) available to common shareholders, basic and diluted	17,567	(48,316)	(77,328)

Net income/(loss) available to:
Class A, basic and diluted	17,567	(48,316)	(77,328)
Class B, basic and diluted	—	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	$11,859,506	$6,514,390	$5,946,986
Weighted average number of RSUs without service conditions	—	—	50,000
Dilutive effect of share-based awards	—	—	5,996,986
Common share and common share equivalents, basic	11,859,506	6,514,390	5,996,986
Plus weighted average number of RSUs with service conditions	47,400	—	—
Common share and common share equivalents, dilutive	11,906,906	6,514,390	5,996,986

Class B Common shares
Basic weighted average number of common shares outstanding	—	925,745	925,745
Common shares, basic and diluted	$—	$925,745	$925,745

Basic earnings/(losses) per share:
Class A	1.48	(7.42)	(12.89)
Class B	—	—	—

Diluted earnings/ (losses) per share:
Class A	1.48	(7.42)	(12.89)
Class B	—	—	—

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	19,190	(12,110)	—
Basic weighted average number of Series C Preferred shares outstanding, as converted	$12,955,187	$1,632,709	$—
Plus weighted average number of RSUs with service conditions	51,780	—	—
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	13,006,967	1,632,709	—
Basic earnings / (loss) per share	1.48	(7.42)	—
Diluted earnings / (loss) per share	1.48	(7.42)	—